Common Stock And Capital Surplus (Schedule Of Changes In The Number Of Issued Shares Of Common Stock) (Details) (Common Stock [Member])	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Common Stock [Member]
Class of Stock [Line Items]
Balance at beginning of fiscal year	14,150,894,620	14,148,414,920	11,648,360,720
Issuance of new shares of common stock by way of public offering			2,337,000,000
Issuance of new shares of common stock by way of third-party allotment			163,000,000
Issuance of new shares of common stock by way of exercise of the stock acquisition rights	3,639,600	2,479,700	54,200
Balance at end of fiscal year	14,154,534,220	14,150,894,620	14,148,414,920